Cover Page	Jul. 01, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 01, 2022
Entity Incorporation, State or Country Code	NM
Entity File Number	001-06986
Entity Registrant Name	PUBLIC SERVICE CO OF NEW MEXICO
Entity Central Index Key	0000081023
Amendment Flag	false
Entity Tax Identification Number	85-0019030
Entity Address, Address Line One	414 Silver Ave. SW
Entity Address, City or Town	Albuquerque
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87102-3289
City Area Code	505
Local Phone Number	241-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(g) Security	1965 Series, 4.58% Cumulative Preferred Stock
Current Fiscal Year End Date	--12-31